Related Party Transactions (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 8,456	$ 6,968
Officer [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 7,350	$ 6,300